SHORT-TERM DEBT (Details) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Short term debt	$ 2,201,140	$ 2,218,050	$ 0
Interest at 10% per annum, unsecured, due on demand [Member]
Short term debt	682,514	715,500	0
Interest at 0% per annum, unsecured, due on demand [Member]
Short term debt	795,471	787,050	0
Interest at 4.35% per annum, unsecured, due on demand [Member]
Short term debt	289,262	286,200	0
Interest at 5.22% per annum, unsecured, due on demand [Member]
Short term debt	$ 433,893	$ 429,300	$ 0